Recent accounting pronouncements	12 Months Ended
Dec. 31, 2024
Recent Accounting Pronouncements [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements
Pronouncements implemented

Amendments to IAS 1 - Presentation of Financial Statements

In January 2020, the IASB issued amendments to IAS 1, Presentation of financial statements titled "Classification of Liabilities as Current or Non-current" and in October 2022, the IASB issued further clarification titled "Non-current Liabilities with Covenants". These amendments outlined that liabilities should be classified as non-current if a company has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendments were effective for annual periods beginning on or after January 1, 2024 and adoption of these amendments did not have an effect on our financial statements.

Pronouncements issued but not yet effective

Amendments to IFRS 9, Financial instruments, and IFRS 7, Financial instruments: Disclosures

In May 2024, the IASB issued amendments to update the classification and measurement requirements in IFRS 9 and related disclosure requirements in IFRS 7 as follows:
•Clarified the recognition and derecognition date of certain financial assets and liabilities and amended the requirements related to settling financial liabilities using an electronic payment system.
•Clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criteria.
•New disclosures for certain instruments with contractual terms that can change cash flows (including instruments with features linked to environmental, social and corporate governance targets).
•Additional disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs.
•Amended disclosures relating to equity instruments designated at fair value through other comprehensive income.

The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with early application permitted for certain provisions. The Company is currently assessing the effect of these amendments to its financial statements but has not yet adopted.

IFRS 18, Presentation and disclosure in financial statements

In April 2024, the IASB issued IFRS 18, Presentation and disclosure in financial statements ("IFRS 18"), which replaces IAS 1, Presentation of financial statements. IFRS 18 introduces a specified structure for the income statement by requiring income and expenses to be presented in three defined categories (operating, investing and financing), and by specifying certain defined totals and subtotals. Where company-specific measures related to income statement disclosure are provided ("management-defined performance measures"), such as certain non-GAAP measures, IFRS 18 requires additional disclosure around those management-defined performance measures in the financial statements. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements and the notes. IFRS 18 does not affect the recognition and measurement of items in the financial statements, nor does it affect which items are classified in other comprehensive income and how these items are classified.

The standard is effective for reporting periods beginning on or after January 1, 2027, including for interim financial statements. Retrospective application is required and early application is permitted. The Company is currently assessing the effect of this new standard to its financial statements but has not yet adopted it.